Net Earnings (Loss) Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share, Diluted, Other Disclosure [Abstract]
Diluted net earnings per share	10,599,147	12,776,024